Related Party Transactions Related Party Narrative (Details)		6 Months Ended
	May 20, 2020 USD ($)	Jun. 30, 2021 USD ($) numberOfVesselsCoveredByCreditFacility shares	Jun. 30, 2020 USD ($)	May 11, 2020 shares	Apr. 07, 2020 shares	Oct. 12, 2018 USD ($) shares
Related Party Transaction [Line Items]
General and administrative expenses-related party		$ 2,316,000	$ 4,112,000
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement | numberOfVesselsCoveredByCreditFacility		30,000
Months of notice given by the company to terminate the administrative agreement		24 months
Termination notice master agreement		3 months
Termination fee equal to a term for management fees		3 months
Equity Method Investment, Aggregate Cost						$ 100,000,000
Investment Owned, Balance, Shares | shares		2,160,000			5,400,000
Voyage expense- related party		$ 4,800,000	1,435,000
Equity Investment Sale | shares				2,250,000
Proceeds from Sale of Equity Method Investments	$ 42,700,000	63,377,000	42,711,000
Costs and Expenses, Related Party		3,025,000	6,129,000
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and administrative expenses-related party		$ 1,532,000	2,932,000
Months of notice given by the company to terminate the administrative agreement		12 months
SUK
Related Party Transaction [Line Items]
General and administrative expenses-related party		$ 717,000	1,122,000
Scorpio Commercial & Scorpio Ship Management [Member]
Related Party Transaction [Line Items]
Termination notice master agreement		24 months
Termination notice payment in months,master agreement		24 months
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
General and administrative expenses-related party		$ 64,000	21,000
Commercial management fee payable to SCM (per vessel per day)		$ 300
Commission payable to SCM of gross revenues per charter		1.75%
Number of months to exit the pool for vessels that do have provisions		12 months
Voyage expense- related party		$ 2,310,000	$ 410,000
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer		11	33
Ultramax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer		5	53
Sumec Vessels [Member]
Related Party Transaction [Line Items]
Vessels time charter-in		4
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
General and administrative expenses-related party		$ 3,000	$ 14,000
Annual Fee per vessel to provide technical management service		160,000
Costs and Expenses, Related Party		2,787,000	5,987,000
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity Raise						337,000,000
Equity Method Investment, Aggregate Cost						$ 100,000,000
Investment Owned, Balance, Shares | shares						54,100,000
Bunker Supplier
Related Party Transaction [Line Items]
Voyage expense- related party		2,490,000	1,025,000
Travel Provider
Related Party Transaction [Line Items]
General and administrative expenses-related party		0	23,000
Port Agent [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party		238,000	$ 142,000
Minimum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		200,000
Maximum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		$ 500,000